TCG Financial Series Trust VI

TCG US Government Primary Liquidity Money Market Fund

Incorporated herein by reference is the prospectus supplement for the TCG US Government Primary Liquidity Money Market Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on September 2, 2014 (SEC Accession No.  0001162044-14-001091).